Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO International Developed Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO International Developed Equity Allocation Fund
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated May 17, 2018 to the
GMO Trust Multi-Class Prospectus, dated June 30, 2017, as supplemented

Effective May 18, 2018, the Board of Trustees of GMO Trust (the “Trust”) has approved the elimination of purchase premiums and redemption fees for the following series of the Trust: GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, and GMO Strategic Opportunities Allocation Fund (each, a “Fund”). Accordingly, effective May 18, 2018, the Prospectus is amended to remove the purchase premiums and redemption fees shown in the “Fees and expenses—Shareholder fees” table in the “Fund Summary” section for each such Fund.